Impact of COVID-19	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Impact of COVID-19

Note 2	Impact of COVID-19
Progress towards containing outbreaks of the COVID-19 pandemic through vaccination campaigns and less restrictive public health measures provided an improving economic backdrop for CIBC. However, the pandemic, fueled by more contagious variants, continues to pose a risk to the recovery. As a result, we continue to operate in an uncertain environment. This gives rise to heightened uncertainty as it relates to our critical accounting estimates and increases the need to apply judgment in evaluating the economic and market environment and its impact on significant estimates. This particularly impacts estimates relating to the allowance for credit losses. See Note 6 for more information.
A summary of significant accounting policies is presented in Note 1 to the consolidated financial statements. Changes in the judgments and estimates required in the critical accounting policies discussed below could have a material impact on our financial results. We have established control procedures to ensure accounting policies are applied consistently and processes for changing methodologies are well controlled.
Government lending programs in response to COVID-19
At the onset of the COVID-19 pandemic, the Government of Canada introduced the Canada Emergency Business Account (CEBA) program and a number of lending programs to improve access to credit and financing for Canadian businesses facing operational cash flow and liquidity challenges. In addition, the U.S. federal government introduced the Paycheck Protection Program (PPP) under the Coronavirus Aid, Relief, and Economic Security Act (CARES Act). Further details about the programs in which we have more significant participation, and the associated accounting impacts, are described below.
Canada Emergency Business Account program
The purpose of the CEBA program is to provide interest-free, partially forgivable loans of up to $60,000 to qualifying small businesses and not-for-profit organizations to help cover their operating costs during a period when their revenues have been temporarily reduced. The CEBA program is underwritten by Export Development Canada (EDC) and was available to borrowers until June 30, 2021. The program utilized the infrastructure of eligible financial institutions, including CIBC, to provide loans that were partially forgivable to existing clients of these financial institutions, including CIBC, that met the underwriting standards of EDC. Loans advanced under the CEBA program
a
re not recognized on our consolidated balance sheet because they are funded by EDC and all of the resulting cash flows and associated risks and rewards, including any exposure to payment defaults and principal forgiveness, are assumed by EDC. EDC provide
s
 a fee to participating financial institutions which
i
s intended to reimburse the costs associated with administering the loans, which we recognized as a reduction of other non-interest expenses. The CEBA program was launched in the second quarter of 2020 and expanded subsequently to facilitate the application of the program to certain borrowers that would not have otherwise qualified. As at October 31, 2021, loans of $4.5 billion (2020: $2.9 billion), net of repayments
,
had been provided to CIBC clients under the CEBA program, and the program is now closed to new applicants, although we continue to facilitate this program
.

EDC-guaranteed loans and Highly Affected Sectors Credit Availability Program (HASCAP) for small and medium-sized enterprises
Both of these programs are designed to encourage lending to existing clients. Under the EDC-guaranteed loan program, EDC guarantee
s
80% of new qualifying operating credit and cash flow term loans of up to $6.25 million to small and medium-sized enterprises. Under HASCAP, Business Development Bank of Canada (BDC) guarantee
s
100% of new qualifying term loans for amounts ranging from $25,000 to $1 million. Loans provided under both programs are recognized on our consolidated balance sheet as business and government loans classified at amortized cost. Similar to existing guarantee arrangements, the guarantee from EDC and BDC on these loans is reflected in our estimate of ECL. Associated fees paid or received under these programs are accounted for over the expected life of the loan using the effective interest rate method. As at October 31, 2021,
$293 million (2020: $252
million) of loans have been authorized under these programs, of which
$246 million (2020: $175 million), net of repayments, was outstanding on our consolidated balance sheet.
Co-lending program for small and medium-sized enterprises (co-lend program)
Under the co-lend program, the BDC and participating financial institutions co-lend term loans to help qualifying businesses meet their operational cash flow requirements. BDC finances
80
% of the loans, with CIBC financing the remaining
20
%. The program offers differing maximum financing amounts based on business revenues. Loans originated under this program are interest-only for the first
12
months. We recognize our
20
% interest in loans originated under this program on our consolidated balance sheet as business and government loans classified at amortized cost, to which ECL are applied. The remaining
80
% interest financed by BDC is not recognized on our consolidated balance sheet as the risks and rewards, including all interest and credit losses, are passed to BDC. The servicing fee paid by BDC to CIBC for administering their share of the loans is recognized over the servicing period. As at October
31
,
2021
, $
380
million (
2020
: $
368
million) of loans have been authorized under this program, of which $
73
 million (
2020
: $
73
million), representing CIBC’s
20
% pro-rata share, remains outstanding on our consolidated balance sheet.
Paycheck Protection Program
In the U.S., the PPP was temporarily added to the U.S. Small Business Administration’s (SBA) Loan Program, under the U.S. federal government’s CARES Act, to help businesses to keep their workforces employed during the COVID-19 pandemic. The PPP ended on May 31, 2021 for new loan applications. Loans provided under the PPP are forgivable by the SBA if employee and compensation levels are maintained, and the loan proceeds are primarily applied towards payroll, rent, mortgage interest, or utilities. The SBA reimburses CIBC for all loans forgiven pursuant to the program and for all payment defaults. Loans originated under the PPP are recognized on our consolidated balance sheet as business and government loans classified at amortized cost. As the SBA’s guarantee is integral to the origination of these loans, it is reflected in our estimate of the ECL associated with these loans. As at October 31, 2021, the outstanding balance of loans provided to our clients under this program was US$0.5 billion (2020: US$1.9 billion).